SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Fair Value Amounts and Gains and Losses Recorded in Relation to the Derivative Instruments
The following tables present fair value amounts of, and gains and losses recorded in relation to, the Company's derivative instruments and related hedged items:

	Balance Sheet	Fair Value of Derivative Instruments
		Year ended December 31,
		2019	2018

Derivative Assets:

Derivatives not designated as hedging instruments:
Foreign exchange option and forward contracts	Other accounts receivable and prepaid expenses	$62	$154

Derivatives designated as hedging instruments:
Foreign exchange forward contracts	Other accounts receivable and prepaid expenses	$-	$123

Total		$62	$277

Derivative Liabilities

Derivatives not designated as hedging instruments:
Foreign exchange option and forward contracts	Accrued expenses and other liabilities	$(425)	$(54)

Derivatives designated as hedging instruments:
Foreign exchange forward contracts	Accrued expenses and other liabilities	$-	$(620)

Total		$(425)	$(674)

	Gain (loss) Recognized in Other Comprehensive Income (loss), net		Gain (loss) Recognized in Statements of Income
	Year ended December 31,		Statements of Income	Year ended December 31,
	2019	2018	Item	2019	2018

Derivatives designated as hedging instruments :
Foreign exchange forward contract	$497	$(497)	Cost of revenues and Operating expenses	$1,716	$(1,592)

Derivatives not designated as hedging instruments:
Foreign exchange forward and options contracts	-	-	Financial expenses, net	2,121	(2,353)

Total	$497	$(497)		$3,837	$(3,945)

Schedule of Change in Provision for Inventory
The following table provides the details of the change in the Company's provision for inventory write-downs:

	December 31,
	2019	2018

Inventory provision, beginning of year	$15,551	$11,363
Increase in inventory provision	9,983	14,968
Write off	(7,308)	(10,780)

Inventory provision, end of year	$18,226	$15,551

Schedule of Property, Plant and Equipment Depreciation Rates
Depreciation is calculated using the straight-line method over the estimated useful life of the assets at the following annual rates:

%

Machinery and manufacturing equipment	4-33 (mainly 10)
Office equipment and furniture	7-33 (mainly 7)
Motor vehicles	10-30 (mainly 20)
Buildings	4-5
Prepaid expenses related to operating lease	1
Leasehold improvements	Over the shorter of the term of the lease or the life of the asset

Schedule of Changes in Warranty Accrual
The following table provides the details of the change in the Company's warranty accrual:

	2019	2018

January 1,	$2,820	$2,594
Charged to costs and expenses relating to new sales	1,879	1,963
Costs of product warranty claims	(1,734)	(1,642)
Foreign currency translation adjustments	(49)	(95)

December 31,	$2,916	$2,820

Schedule of Change in Provision for Doubtful Debts
The following table provides the detail of the change in the Company's allowance for doubtful accounts:

	2019	2018

January 1,	$1,247	$1,179
Charges to expenses	2,100	530
Write offs	(864)	(426)
Foreign currency translation adjustments	14	(36)

December 31,	$2,497	$1,247

Schedule of Assets and Liabilities Measured at Fair Value
The following table presents the Company's assets and (liabilities) measured at fair value on a recurring basis at December 31, 2019 and 2018:

	December 31, 2019
	Level 1	Level 2	Level 3	Total
Derivatives:

Foreign currencies derivative assets	$-	$62	$-	$62
Foreign currencies derivative liabilities	$-	$(425)	$-	$(425)

Total	$-	$(363)	$-	$(363)

	December 31, 2018
	Level 1	Level 2	Level 3	Total
Derivatives:

Foreign currencies derivative assets	$-	$277	$-	$277
Foreign currencies derivative liabilities	$-	$(674)	$-	$(674)

Total	$-	$(397)	$-	$(397)

Schedule of Accumulated Other Comprehensive Income, Net
The total accumulated other comprehensive income ("AOCI"), net of tax was comprised as follows:

	December 31,
	2019	2018

Accumulated losses on derivative instruments	$-	$(497)
Accumulated foreign currency translation differences	(3,288)	(2,680)

Total accumulated other comprehensive income loss, net	$(3,288)	$(3,177)

Schedule of Changes in Accumulated Balances of Other Comprehensive Income
The following table summarizes the changes in AOCI, net of taxes for the year ended:

	Unrealized gains (losses) on derivative instruments	Accumulated foreign currency translation differences	Total

Balance at December 31, 2017	$-	$683	$683
Other comprehensive loss before reclassifications	(2,089)	(3,363)	(5,452)
Amounts reclassified from AOCI	1,592	-	1,592

Net current period OCI	(497)	(3,363)	(3,860)

Balance at December 31, 2018	$(497)	$(2,680)	$(3,177)

Other comprehensive income (loss) before reclassifications	2,213	(608)	1,605
Amounts reclassified from AOCI	(1,716)	-	(1,716)

Net current period OCI	497	(608)	(111)

Balance at December 31, 2019	$-	$(3,288)	$(3,288)

Schedule of Losses on Cash Flow Hedge Reclassified Out of Accumulated Other Comprehensive Income
The following table shows the amounts reclassified from AOCI into the Consolidated Statements of Income, and the associated financial statement line item, for 2019 and 2018:

	December 31,
	2019	2018
Affected line item in the consolidated statements of income

Cost of revenues	$1,328	$(1,246)
Research and development	40	(37)
Marketing and selling	161	(140)
General and administrative	187	(169)

Total (loss) gain	$1,716	$(1,592)

Reconciliation of Redeemable Non-controlling Interest
The following table provides a reconciliation of the redeemable non-controlling interest:

	December 31,
	2019	2018	2017

Beginning of the year	$-	$16,481	$12,939
Net income attributable to non-controlling interest	-	163	1,356
Dividend paid (*)	-	(978)	-
Adjustment to redemption value	-	(203)	1,137
Foreign currency translation adjustments	-	(931)	1,049
Adjustment to Call option value (**)	-	5,587	-
Call option exercise (**)	-	(20,119)	-

Redeemable non-controlling interest - end of the year	$-	$-	$16,481

(*) In 2018 dividend payment was made by Company’s subsidiary Caesarstone Canada Inc. and reflects the amount paid to the non-controlling interest holders.
(**) See also Note 1c

Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Losses on Cash Flow Hedge Reclassified Out of Accumulated Other Comprehensive Income
In 2019 and 2018, the Company estimated the fair value of stock options granted using the Black-Scholes option pricing model with the following weighted average assumptions:

	December 31,
	2019	2018

Dividend yield	0-3%	0-3%
Expected volatility	47.4%	45.4%
Risk-free interest rate	1.9%	2.9%
Expected life (in years)	4.3	5.76